Variable Interest Entities (“VIEs”) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 27, 2024	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Variable Interest Entities (“VIEs”) [Line Items]
Term of exclusive option to purchase agreement		10 years	10 years
Net cash generated from/(used in) financing activities		¥ 123,742	$ 18,237	¥ (14,189)	¥ (86,841)
VIE [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Net cash generated from/(used in) financing activities				¥ 32,375	¥ (20,137)
Capital of the VIEs		118,000
VIE [Member] | New VIE Agreements [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Net cash generated from/(used in) financing activities		¥ 2,140
Puyi Bohui [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests		0.96%	0.96%
BGM Group Ltd. [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Variable interest entity percentage	72.00%